Stockholders' Equity (Deficit) - Additional Information (Detail) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 14, 2020 $ / shares shares	Dec. 07, 2020 USD ($) shares	Aug. 11, 2020 shares	Jul. 15, 2020 shares	Jul. 10, 2020 shares	Jul. 01, 2020 $ / shares shares	Jun. 10, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) segment d $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Jun. 11, 2020 $ / shares shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)								550,000,000	550,000,000	550,000,000			550,000,000
Preferred stock, shares authorized (in shares)								10,000,000	10,000,000	10,000,000	10,000,000		10,000,000
Common stock, shares outstanding (in shares)							91,849,909	126,803,096	126,803,096	126,803,096	37,631,052		91,849,909
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Class of warrant or right, outstanding (in shares)													9,166,659
Shares repurchased (in shares)		1,395,089
Stock repurchased during period | $		$ 37,500								$ 37,500
Treasury stock, shares, acquired (in shares)								1,395,089
Preferred stock, convertible, unit conversion threshold, percentage										80.00%
Class of warrant or right, exercised (in shares)								9,160,776	9,160,776	9,160,776
Proceeds from stock warrant exercises | $										$ 105,349	$ 0	$ 0
Secondary Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	9,500,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 28.00
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	1,425,000
Sale of stock, option to purchase additional shares, period	30 days
Other institutional investors
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)							11,500,000
Nebula Holdings LLC
Class of Stock [Line Items]
Business combination, number of shares issued (in shares)							51,909,655
Number of shares issued in transaction (in shares)					7,500,000
Nebula Holdings LLC | Earnout Consideration
Class of Stock [Line Items]
Business combination, number of shares issued (in shares)							22,500,000
Number of shares issued in transaction (in shares)			7,500,000	625,000	625,000		625,000
Nebula Holdings LLC | Earnout Consideration | Maximum
Class of Stock [Line Items]
Business combination, number of shares issued (in shares)						23,750,000
Common Stock
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)						9,166,659
Shares repurchased (in shares)										1,395,089
Stock warrant exercise (in shares)										9,160,776
Share price (in dollars per share) | $ / shares								$ 18.00	$ 18.00	$ 18.00
Common Stock | Lock-Up Shares Contingent Consideration
Class of Stock [Line Items]
Stock issued during period, acquisitions (in shares)							3,437,500			3,437,500
Common Stock | Nebula Holdings LLC
Class of Stock [Line Items]
Number of shares registered for issuance (in shares)						52,916,659
Public Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)								9,166,659	9,166,659	9,166,659
Class of warrant or right exercise price (in dollars per share) | $ / shares						$ 11.50		$ 11.50	$ 11.50	$ 11.50
Stock warrant exercise (in shares)									32,910,776
Class of warrant or right threshold trading days for exercise										30 days
Class of warrant or right, redemption price (in dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 0.01
Class of warrant or right, minimum notice period for redemption										30 days
Class of warrant or right, redemption, threshold trading days | segment										30
Public Warrants | Minimum
Class of Stock [Line Items]
Class of warrant or right, redemption, threshold consecutive trading days | d										20
PIPE Shares
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)							20,000,000
PIPE Shares | Nebula
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares							$ 10.00
Commitment to issue shares (in shares)							20,000,000
PIPE Shares | Nebula | Nebula Holdings LLC
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)							8,500,000
Series A and B Preferred Units | Open Lending, LLC
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)											29,058,266
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares outstanding (in shares)								0	0	0	14,278,603	14,278,603		21,906,852
Temporary equity, dividend rate, percentage										2.50%
Temporary equity, preferred return distributions | $								$ 100,000	$ 100,000	$ 100,000
Proceeds from issuance initial public offering threshold | $										$ 75,000
Preferred stock, convertible, conversion price threshold (in dollars per share) | $ / shares										$ 4.56
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares											$ 1.8259
Series C Redeemable Convertible Preferred Stock | Open Lending, LLC
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares outstanding (in shares)											21,906,852
Temporary equity, aggregate amount of redemption requirement | $											$ 304,900	$ 141,500
Series B Non-Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares											$ 0.50
Series A Non-Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares											$ 0.50